Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Accounting Policy [Line Items]
Acquisition of subsidiary description	On January 10, 2025 (Acquisition Date), United acquired 100% of the outstanding common stock of Piedmont Bancorp, Inc. (Piedmont).